Note 7 - Net Foreign Exchange (Loss) Gain - Foreign Exchange Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Unrealised foreign exchange (losses) gains			$ 639	$ 3,983
Taxation foreign exchange gains (including VAT)			1,166	3,379
Other unrealised foreign exchange (losses) gains			(527)	604
Realised foreign exchange (losses) gains			(6,792)	(6,060)
Bullion sales receivable foreign exchange gains (losses)			(1,773)	(2,360)
Cash and cash equivalents foreign exchange losses			(1,825)	(897)
Taxation foreign exchange losses (including VAT)			(2,007)	(1,242)
Trade and other payables foreign exchange (losses) gains			(1,187)	(1,561)
Net foreign exchange (losses) gains	$ (2,014)	$ (3,610)	(6,153)	(2,077)
Currency, Zimbabwe Gold (ZiG) [member]
Statement Line Items [Line Items]
Unrealised foreign exchange (losses) gains			(27)
Taxation foreign exchange gains (including VAT)			145
Other unrealised foreign exchange (losses) gains			(172)
Realised foreign exchange (losses) gains			(73)
Bullion sales receivable foreign exchange gains (losses)			51
Cash and cash equivalents foreign exchange losses			(81)
Taxation foreign exchange losses (including VAT)			(23)
Trade and other payables foreign exchange (losses) gains			(20)
Net foreign exchange (losses) gains			(100)
Currency, Zimbabwe RTGS [member]
Statement Line Items [Line Items]
Unrealised foreign exchange (losses) gains			728	3,221
Taxation foreign exchange gains (including VAT)			1,021	3,379
Other unrealised foreign exchange (losses) gains			(293)	(158)
Realised foreign exchange (losses) gains			(6,706)	(6,091)
Bullion sales receivable foreign exchange gains (losses)			(1,824)	(2,360)
Cash and cash equivalents foreign exchange losses			(1,731)	(874)
Taxation foreign exchange losses (including VAT)			(1,984)	(1,242)
Trade and other payables foreign exchange (losses) gains			(1,167)	(1,615)
Net foreign exchange (losses) gains			(5,978)	(2,870)
Other Currency [Member]
Statement Line Items [Line Items]
Unrealised foreign exchange (losses) gains			(62)	762
Taxation foreign exchange gains (including VAT)			0	0
Other unrealised foreign exchange (losses) gains			(62)	762
Realised foreign exchange (losses) gains			(13)	31
Bullion sales receivable foreign exchange gains (losses)			0	0
Cash and cash equivalents foreign exchange losses			(13)	(23)
Taxation foreign exchange losses (including VAT)			0	0
Trade and other payables foreign exchange (losses) gains			0	54
Net foreign exchange (losses) gains			$ (75)	$ 793